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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               --------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Litespeed Management LLC
Address: 237 Park Ave Ste 900
         New York, NY 10017

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jamie Zimmerman
Title: Authorized Signatory
Phone: 212-808-7420

Signature, Place, and Date of Signing:

Jamie Zimmerman              New York, NY                    November 13, 2011
-----------------------      ----------------------      -----------------------
[Signature]                  [City, State]                        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-
        -----------           ---------------------
     [Repeat as necessary.]
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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       23

Form 13F Information Table Value Total:   240240
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.  Form 13F File Number     Name

          28-
             ----- -------------   -----------
     [Repeat as necessary.]

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                             VALUATION CURRENCY: USD

             ITEM 1          ITEM 2    ITEM 3      ITEM 4       ITEM 5            ITEM 6          ITEM 7          ITEM 8
--------------------------- -------- --------- -------------- ------------ --------------------- -------- -------------------------
                                                                                 Investment
                                                    Fair        Shares of        Descretion                    Voting Authority
                            Title of   Cusip       Market       Principal  ---------------------          -------------------------
         Name of Issuer      Class     Number      Value          Amount   Sole   Shared   Other Managers     Sole     Shared Other
--------------------------- -------- --------- -------------- ------------ ---- ---------- ----- -------- ------------ ------ -----
Airgas, Inc.                 Common  009363102  10,977,104.00   172,001.00  X                     LITE      172,001.00   0      0
CIT Group, Inc.              Common  125581108  24,523,775.00   807,500.00  X                     LITE      807,500.00   0      0
Clorox Company               Common  189054109   6,142,158.00    92,600.00  X                     LITE       92,600.00   0      0
Eagle Materials Inc.         Common  26969p108   8,329,995.00   500,300.00  X                     LITE      500,300.00   0      0
Exco Resources Inc.          Common  269279402  14,269,392.00 1,331,100.00  X                     LITE    1,331,100.00   0      0
Geoeye Inc                   Common  37250w108     615,167.00    21,699.00  X                     LITE       21,699.00   0      0
Gray Television Inc.         Common  389375106   5,613,766.00 3,598,568.00  X                     LITE    3,598,568.00   0      0
ITT Corp                     Common  450911102   5,292,000.00   126,000.00  X                     LITE      126,000.00   0      0
Kratos Defense and
 Security Sols               Common  50077b207   2,081,876.00   309,803.00  X                     LITE      309,803.00   0      0
Leapfrog Enterprises Inc.    Common  52186n106   9,976,016.00 2,960,242.00  X                     LITE    2,960,242.00   0      0
LyondellBasell Indu Cl A     Common  050828824  11,008,280.00   450,605.00  X                     LITE      450,605.00   0      0
Macquarie Infrastructure Co  Common  55608B105  14,146,086.00   630,396.00  X                     LITE      630,396.00   0      0
Northwestern Corp.           Common  668074305     846,123.00    26,491.00  X                     LITE       26,491.00   0      0
Ralcorp Holdings Inc.        Common  751028101  20,242,925.00   263,889.00  X                     LITE      263,889.00   0      0
Range Resources Corp         Common  75281a109   3,273,760.00    56,000.00  X                     LITE       56,000.00   0      0
Seagate Technology           Common  052580676  15,802,950.00 1,538,000.00  X                     LITE    1,538,000.00   0      0
Temple-Inland Inc.           Common  879868107  27,447,244.00   874,952.00  X                     LITE      874,952.00   0      0
Tenet Healthcare Corp.       Common  88033g100  21,043,200.00 5,120,000.00  X                     LITE    5,120,000.00   0      0
Theravance Inc.              Common  88338t104  31,737,579.00 1,575,848.00  X                     LITE    1,575,848.00   0      0
Vical Inc.                   Common  925602104   2,393,498.00   965,120.00  X                     LITE      965,120.00   0      0
General Motors Co C/WTS
 10/07/16                    Common  37045v118     889,063.00    76,380.00  X                     LITE       76,380.00   0      0
Hartford Financial Services
 Warrants                    Common  416515120   2,982,200.00   310,000.00  X                     LITE      310,000.00   0      0
General Motors Co C/WTS
 10/07/19                    Common  37045v126     605,693.00    76,380.00  X                     LITE       76,380.00   0      0

                             Total Under
                              Management:      240,239,850.00
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